Incentive Units Roll Forward of Incentive Units (Incentive Units, Time Vesting Feature) (Detail) (Incentive Units, Time Vesting Feature)	2 Months Ended
Mar. 31, 2014
Incentive Units | Time Vesting Feature
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested Units Balance, January 29, 2014	641,236
Vested During Period	126,296
Forfeited During Period	0
Cancelled during period	0
Vested Units Balance, March 31, 2014	767,532